Document and Entity Information	Apr. 22, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001888447
Document Type	8-K
Document Period End Date	Apr. 22, 2025
Entity Registrant Name	Excelerate Energy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41352
Entity Tax Identification Number	87-2878691
Entity Address, Address Line One	2445 Technology Forest Blvd.
Entity Address, Address Line Two	Level 6
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(832)
Local Phone Number	813-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	EE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false